INCOME TAXES - Reconciliation of Income Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Income Tax [Abstract]
Earnings before income taxes	$ 399.7	$ 385.6
Canadian statutory income tax rates	26.72%	26.85%
Income taxes at Canadian statutory rates	$ 106.8	$ 103.5
Difference between Canadian and Foreign statutory rates	(12.5)	(14.0)
Unrecognized tax benefits	3.1	3.1
Tax benefit of operating losses not previously recognized	(3.4)	(8.4)
Non-taxable capital gain	(1.5)	(2.0)
Tax impact on equity accounted investees	(8.0)	(10.7)
Non-deductible items	2.7	4.6
Prior years' tax adjustments and assessments	8.5	4.4
Impact of change in income tax rates on deferred income taxes	(1.3)	(31.2)
Non-taxable research and development tax credits	(1.1)	(1.2)
Gain resulting from the remeasurement to fair value of the previously held interest in joint-venture	(1.0)	(6.9)
Other tax benefits not previously recognized	(32.7)	(10.3)
Income tax expense	$ 59.6	$ 30.9